FAIR VALUE AND RISK MANAGEMENT - Fair value hierarchy (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	$ 2,646,255	$ 1,768,920
Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	365,388	1,072,283
Level 3
Disclosure of detailed information about financial instruments
Financial assets	9,397,286	8,808,139
Unsecured debentures, net | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	2,646,255	1,768,920
Unsecured debentures, net | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Unsecured debentures, net | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Unsecured term loans, net | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Unsecured term loans, net | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	389,136	1,173,746
Unsecured term loans, net | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Foreign Exchange Collar contracts | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	0
Foreign Exchange Collar contracts | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	1,329
Foreign Exchange Collar contracts | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0
Derivatives | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Derivatives | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	32,298	8,429
Derivatives | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Investment properties | Level 1
Disclosure of detailed information about financial instruments
Financial assets	0	0
Investment properties | Level 2
Disclosure of detailed information about financial instruments
Financial assets	0	0
Investment properties | Level 3
Disclosure of detailed information about financial instruments
Financial assets	9,397,286	8,808,139
Derivatives | Level 1
Disclosure of detailed information about financial instruments
Financial assets	0	0
Derivatives | Level 2
Disclosure of detailed information about financial instruments
Financial assets	57,375	109,242
Derivatives | Level 3
Disclosure of detailed information about financial instruments
Financial assets	$ 0	0
Foreign Exchange Collar contracts | Level 1
Disclosure of detailed information about financial instruments
Financial assets		0
Foreign Exchange Collar contracts | Level 2
Disclosure of detailed information about financial instruments
Financial assets		650
Foreign Exchange Collar contracts | Level 3
Disclosure of detailed information about financial instruments
Financial assets		$ 0